Statement of changes in equity - BRL (R$) R$ in Thousands	Issued capital [member]	Capital reserve [member]	Statutory reserve [member]	Tax Incentive [Member]	Retention Of Profits [Member]	Additional Dividends Proposed [Member]	Additional paid-in capital [member]	Long Term Incentive Plans [Member]	Accumulated other comprehensive income [member]	Treasury shares [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
As of December 31, 2021 at Dec. 31, 2019	R$ 8,043,222	R$ 232,472	R$ 577,476	R$ 153,478	R$ 1,174,301		R$ (488,388)	R$ 19,980	R$ (4,777,519)	R$ (49,724)		R$ 4,885,298	R$ (940,592)	R$ 3,944,706
Comprehensive income for the year:
Net profit (loss) for the year											(6,691,720)	(6,691,720)	(323,586)	(7,015,306)
Exchange variation of foreign sales hedge, net of taxes									(3,079,691)			(3,079,691)	4,604	(3,075,087)
Fair value of cash flow hedge, net of taxes									(390,608)			(390,608)	(5,690)	(396,298)
Actuarial gain on defined benefit and health plan, net of taxes									(648)			(648)	1	(647)
Foreign subsidiaries currency translation adjustment									3,054,126			3,054,126	(396,084)	2,658,042
Total Comprehensive income for the period									(416,821)		(6,691,720)	(7,108,541)	(720,755)	(7,829,296)
Realization of additional property, plant and equipment price-level restatement, net of taxes									(26,302)		26,302
Realization of deemed cost of jointly-controlled investment, net of taxes									(741)		741
Fair value adjustments of trade accounts receivable, net of taxes									113			113		113
Exchange variation in hyperinflationary economy, net of taxes									8,077			8,077		8,077
Long term incentive plan, net of taxes								11,629				11,629	(415)	11,214
Other									3,695		(3,695)
Comprehensive income								11,629	(15,158)		23,348	19,819	(415)	19,404
Contributions and distributions to shareholders:
Dividends-lapse of statute of limitation											1,110	1,110		1,110
Additional dividends of subsidiary													(2,450)	(2,450)
Absorption of losses		(232,460)	(577,476)	(153,478)	(1,174,301)						2,137,715
Gain on transfer of shares in custody long term incentive plan		(12)								20		8		8
Total Contributions to shareholders		(232,472)	(577,476)	(153,478)	(1,174,301)					20	2,138,825	1,118	(2,450)	(1,332)
As of December 31, 2022 at Dec. 31, 2020	8,043,222						(488,388)	31,609	(5,209,498)	(49,704)	(4,529,547)	(2,202,306)	(1,664,212)	(3,866,518)
Comprehensive income for the year:
Net profit (loss) for the year											13,984,946	13,984,946	(23,326)	13,961,620
Exchange variation of foreign sales hedge, net of taxes									154,080			154,080	52,959	207,039
Fair value of cash flow hedge, net of taxes									262,726			262,726	60,680	323,406
Actuarial gain on defined benefit and health plan, net of taxes									23,028			23,028	(14)	23,014
Foreign subsidiaries currency translation adjustment									1,591,094			1,591,094	(87,946)	1,503,148
Total Comprehensive income for the period									2,030,928		13,984,946	16,015,874	2,353	16,018,227
Realization of additional property, plant and equipment price-level restatement, net of taxes									(26,164)		26,164
Realization of deemed cost of jointly-controlled investment, net of taxes									(719)		719
Long term incentive plan								323				323	(132)	191
Fair value adjustments of trade accounts receivable, net of taxes									(130)			(130)		(130)
Exchange variation in hyperinflationary economy, net of taxes									35,425			35,425		35,425
Contributions and distributions to shareholders:
Dividends-lapse of statute of limitation											1,653	1,653		1,653
Dividends											(6,000,000)	(6,000,000)		(6,000,000)
Total Contributions to shareholders		3,473	472,770	1,017,546	643,619	1,350,000				11,507	(9,482,282)	(5,983,367)		(5,983,367)
Equity valuation adjustments:
Equity valuation adjustments								323	8,412		26,883	35,618	(132)	35,486
Incentive long term plan payments with treasury shares		3,473								11,507		14,980		14,980
Legal reserve			472,770								(472,770)
Tax incentive reserve				1,017,546							(1,017,546)
Retention of profits					643,619						(643,619)
Additional proposed dividends						1,350,000					(1,350,000)
As of December 31, 2022 at Dec. 31, 2021	8,043,222	3,473	472,770	1,017,546	643,619	1,350,000	(488,388)	31,932	(3,170,158)	(38,197)		7,865,819	(1,661,991)	6,203,828
Comprehensive income for the year:
Net profit (loss) for the year											(335,677)	(335,677)	(484,714)	(820,391)
Exchange variation of foreign sales hedge, net of taxes									2,649,988			2,649,988	196,644	2,846,632
Fair value of cash flow hedge, net of taxes									292,753			292,753		292,753
Actuarial gain on defined benefit and health plan, net of taxes									10,186			10,186	484	10,670
Foreign subsidiaries currency translation adjustment									(1,902,351)			(1,902,351)	96,684	(1,805,667)
Total Comprehensive income for the period									1,050,576		(335,677)	714,899	(190,902)	523,997
Realization of additional property, plant and equipment price-level restatement, net of taxes									(26,164)		26,164
Realization of deemed cost of jointly-controlled investment, net of taxes									(719)		719
Fair value adjustments of trade accounts receivable, net of taxes									(35)			(35)		(35)
Exchange variation in hyperinflationary economy, net of taxes									70,434			70,434		70,434
Long term incentive plan, net of taxes								20,207				20,207		20,207
Other											475	475		475
Comprehensive income														26,883
Contributions and distributions to shareholders:
Total Contributions to shareholders		2,702		108,975	(417,294)	(1,350,000)		(12,726)		10,024	308,794	(1,349,525)	29,484	(1,320,041)
Equity valuation adjustments:
Equity valuation adjustments								20,207	43,516		26,883	90,606	609,827	700,433
Incentive long term plan payments with treasury shares		2,702						(12,726)		10,024
SUDENE tax incentive supplement				108,975							(108,975)
Non-controlling interest in acquired entity													30,720	30,720
Fair value of financial transactions of non-controlling subsidiaries													609,827	609,827
Additional dividends approved in the board meeting						(1,350,000)						(1,350,000)		(1,350,000)
Absorption of losses					(417,294)						417,294
Proposed dividends													(1,236)	(1,236)
As of December 31, 2022 at Dec. 31, 2022	R$ 8,043,222	R$ 6,175	R$ 472,770	R$ 1,126,521	R$ 226,325		R$ (488,388)	R$ 39,413	R$ (2,076,066)	R$ (28,173)		R$ 7,321,799	R$ (1,213,582)	R$ 6,108,217